Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Proceeds from the exercise of warrants	$ 391,083
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	34,500,000	34,500,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Warrant [Member]
Warrants Exercise Price	$ 2.48
Expired warrants	101,549
Private Placement 2012 Financing Warrants [Member]
Warrants outstanding	1,080,371
Warrants Exercise Price	$ 1.26
Capital Stock [Member]
Number of capital stock authorized	45,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	250
Series B Preferred Stock [Member]
Preferred stock, shares authorized	300
Series C Preferred Stock [Member]
Preferred stock, shares authorized	500
Series D Preferred Stock [Member]
Preferred stock, shares authorized	100,000
Series F Preferred Stock [Member]
Preferred stock, shares authorized	500
Class A Common Shares [Member]
Shares issued in warrant exercise	313,081
Number of capital stock authorized	34,500,000
Description of common stock voting rights	One vote for each share held.
Class E-1, Class E-2, Class E-3 Common Stock [Member]
Number of capital stock authorized	5,500,000